Fair Value (Quantitative Information) (Details) - $ / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Interest rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	3.07%	2.90%
Interest rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	3.07%	2.90%
Foreign currency exchange rate contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.00%	40.00%
Foreign currency exchange rate contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Swap yield	0.00%	55.00%
Credit contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	0.98%	0.98%
Credit contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Credit spreads	1.00%	1.00%
Equity market contracts | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	70.00%	70.00%
Volatility	17.00%	15.00%
Equity market contracts | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Correlation	70.00%	70.00%
Volatility	36.00%	27.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	0.00%	20.00%
Withdrawal rates	0.25%	0.07%
Long-term equity volatilities	17.40%	17.40%
Nonperformance risk spread	0.04%	0.03%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	0.25%	0.50%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	3.00%	3.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	3.00%	3.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.00%	0.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.04%	0.04%
Embedded derivatives direct and ceded guaranteed minimum benefits | Minimum | Income Approach Valuation Technique | Ages 61 – 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.26%	0.26%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Utilization rates	25.00%	50.00%
Withdrawal rates	10.00%	10.00%
Long-term equity volatilities	25.00%	25.00%
Nonperformance risk spread	0.52%	0.46%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 1 - 10
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 11 - 20
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Durations 21 - 116
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Lapse Rate	100.00%	100.00%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 0 - 40
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.09%	0.10%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 41 - 60
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	0.65%	0.65%
Embedded derivatives direct and ceded guaranteed minimum benefits | Maximum | Income Approach Valuation Technique | Ages 61 – 115
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Mortality Rate	100.00%	100.00%
U.S. corporate and foreign corporate | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	(0.65%)	(0.40%)
Matrix Pricing - Offered quotes	$ 39	$ 64
Offered quotes	100	98
Quoted prices	$ 0	$ 0
U.S. corporate and foreign corporate | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	2.40%	2.40%
Matrix Pricing - Offered quotes	$ 96	$ 130
Offered quotes	119	126
Quoted prices	$ 385	$ 590
U.S. corporate and foreign corporate | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Delta spread adjustments	0.37%	0.39%
Matrix Pricing - Offered quotes	$ 60	$ 96
Offered quotes	103	101
Quoted prices	125	126
RMBS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	19	22
RMBS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	121	120
RMBS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Quoted prices	92	97
ABS | Minimum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	97	56
Quoted prices	16	15
ABS | Maximum | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	105	106
Quoted prices	103	110
ABS | Weighted Average | Market Approach Valuation Technique
Fair Value Inputs, Assets, Quantitative Information [Line Items]
Offered quotes	99	98
Quoted prices	$ 100	$ 100